Income Taxes - Schedule of Income Taxes Continuing Operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Taxes Continuing Operations [Abstract]
Current income tax			$ 36,260
Deferred income tax			(4,447)
Total income tax (refund) expense			$ 31,813